Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Contributed Equity	Pre-funded Warrants	Share-based Payment Reserve	Fair Value of Investment Reserve	FX Translation Reserve	Accumulated Losses
Beginning balance at Jun. 30, 2020	$ 44,567,972	$ 113,852,364		$ 3,116,080	$ 551,409	$ 5,827,605	$ (78,779,486)
Fair value gains on investments in financial assets	469,767				469,767
Net loss for the period	(25,730,271)						(25,730,271)
Total comprehensive income and expense for the period	(25,260,504)				469,767		(25,730,271)
Issue of ordinary shares	105,477,591	105,477,591	$ 0
Issue of pre-funded warrants	11,546,029		11,546,029
Recognition of share based payment	1,595,244			1,595,244
Issue of ordinary shares on conversion of LTIP	14,377,979			114,632	1,789	14,261,558
Ending balance at Dec. 31, 2020	152,304,311	219,329,955	$ 11,546,029	4,825,956	1,022,965	20,089,163	(104,509,757)
Beginning balance at Jun. 30, 2021	135,285,768	234,147,526		4,087,650	1,085,411	20,089,163	(124,123,982)
Net loss for the period	(37,712,759)						(37,712,759)
Total comprehensive income and expense for the period	(37,712,759)						(37,712,759)
Recognition of share based payment	2,443,221			2,443,221
Issue of ordinary shares on conversion of LTIP	257,174	491,704		(234,530)
Ending balance at Dec. 31, 2021	$ 100,273,404	$ 234,639,230		$ 6,296,341	$ 1,085,411	$ 20,089,163	$ (161,836,741)